SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Lease Obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 6,136
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total	104
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	401
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 5,631